Average Annual Total Returns - First Trust International Equity Opportunities ETF	First Trust International Equity Opportunities ETF 1 Year	First Trust International Equity Opportunities ETF 5 Years	First Trust International Equity Opportunities ETF Since Inception	First Trust International Equity Opportunities ETF Inception Date	First Trust International Equity Opportunities ETF After tax on distributions 1 Year	First Trust International Equity Opportunities ETF After tax on distributions 5 Years	First Trust International Equity Opportunities ETF After tax on distributions Since Inception	First Trust International Equity Opportunities ETF After tax on distributions and sale of fund shares 1 Year	First Trust International Equity Opportunities ETF After tax on distributions and sale of fund shares 5 Years	First Trust International Equity Opportunities ETF After tax on distributions and sale of fund shares Since Inception	IPOX® International Index (reflects no deduction for fees, expenses or taxes) 1 Year	IPOX® International Index (reflects no deduction for fees, expenses or taxes) 5 Years	IPOX® International Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	72.27%	21.83%	15.71%	Nov. 04, 2014	72.11%	21.28%	15.18%	42.76%	17.56%	12.51%	73.78%	22.83%	16.61%	7.59%	7.64%	5.41%